Revenue from Contract with Customers - Revenue by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,012	$ 4,247	$ 0
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	1,531	3,988
North America
Disaggregation of Revenue [Line Items]
Total revenue	3,438	201
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,043	$ 58